Segment Disclosures	12 Months Ended
Feb. 28, 2018
Segment Reporting [Abstract]
Segment Disclosures
SEGMENT DISCLOSURES
The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by the CODM for making decisions and assessing performance as a source of the Company’s reportable operating segments. In the first quarter of fiscal 2018, the Company made adjustments to its reporting structure in line with its business shift towards focusing on software and services that secure, manage and connect the Enterprise of Things, the transition of its hardware strategy from an outsourced handset manufacturing model to a licensing model, and the continued reduction in its SAF. As a result, the CODM, who is the Chief Executive Officer of the Company, now reviews financial information, makes decisions and assesses the performance of the Company as a single operating segment.
Revenue, classified by major geographic regions in which the Company’s customers are located, was as follows:

	For the Years Ended
	February 28, 2018		February 28, 2017		February 29, 2016
North America (1)	540	58.0%	659	50.3%	893	41.3%
Europe, Middle East and Africa	278	29.8%	461	35.2%	857	39.7%
Latin America	15	1.6%	35	2.7%	135	6.3%
Asia Pacific	99	10.6%	154	11.8%	275	12.7%
	$932	100.0%	$1,309	100.0%	$2,160	100.0%
______________________________
(1) North America includes all revenue from the Company’s intellectual property arrangements, due to the global applicability of the patent portfolio and licensing arrangements thereof.
Total revenues, classified by product and service type, were as follows:

	For the Years Ended
	February 28, 2018	February 28, 2017	February 29, 2016
Enterprise software and services	$388	$345	$211
BlackBerry Technology Solutions	163	151	135
Licensing, IP and other	196	126	151
Handheld devices	64	374	884
SAF	121	313	779
	$932	$1,309	$2,160

Enterprise software and services includes revenues from the Company’s security, productivity, collaboration and end-point management solutions through the BlackBerry Secure platform, which includes BlackBerry Unified Endpoint Manager (UEM), BlackBerry Dynamics, BlackBerry Workspaces and BBM Enterprise, among other products and applications, as well as revenues from the sale of the Company’s AtHoc Alert secure networked crisis communications solution, its Secusmart SecuSUITE secure voice and text solution, and professional services from BlackBerry Cybersecurity Services.
BlackBerry Technology Solutions includes revenues from the Company’s QNX CAR Platform and Neutrino Operating System, among other BlackBerry QNX products, as well as revenues from the Company’s BlackBerry Radar asset tracking solution, Paratek antenna tuning technology, and Certicom cryptography and key management products.
Licensing, IP and other includes revenues from the Company’s mobility licensing software arrangements, including revenue from licensed hardware sales and intellectual property licensing, and from the Company’s BBM Consumer licensing arrangement.
Handheld devices includes revenues from the sale of the DTEK60 and all prior BlackBerry smartphone models to carriers and distributors, accessories and repair services of handheld devices.
SAF includes revenues associated with the Company’s legacy SAF business, relating to subscribers utilizing the Company’s legacy BlackBerry 7 and prior operating systems, as well as revenues relating to unspecified future software upgrade rights for devices sold by the Company.
Property, plant and equipment, intangible assets and goodwill, classified by geographic segments in which the Company’s assets are located, was as follows:

	As at
	February 28, 2018		February 28, 2017
	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets
Canada	$257	$481	$312	$526
United States	772	3,058	871	2,490
Other	81	241	69	280
	$1,110	$3,780	$1,252	$3,296

Information about major customers
There were no customers that comprised more than 10% of the Company’s revenue in fiscal 2018 (fiscal 2017 - no customers that comprised more than 10%; fiscal 2016 - no customers that comprised more than 10%).